Share Capital	12 Months Ended
Aug. 31, 2024
Share Capital

15.	Share Capital

The Company’s authorized capital stock includes an unlimited number of common shares having no par value and preferred shares issuable in series (issued - nil).

i)	Activity during the year ended August 31, 2023

On May 17, 2023, the Company sold 200,000 common shares in relation to the purchase agreement entered into on January 20, 2022, for $0.01 million.